Optimize Strategy Index ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Banking, Investing & Insurance - 9.5%
AerCap Holdings NV	3,488	$ 508,481
Allstate Corp.	2,236	532,034
Ally Financial, Inc.	12,470	572,996
American Express Co.	1,577	533,420
American Financial Group, Inc./OH	3,631	508,122
Ameriprise Financial, Inc. (a)	1,021	468,394
Aon PLC - Class A	1,394	462,376
Assurant, Inc.	2,130	571,969
Bank of New York Mellon Corp.	4,120	595,793
Blackstone, Inc.	4,300	505,981
Bread Financial Holdings, Inc. (a)	6,574	712,293
Broadridge Financial Solutions, Inc.	2,411	330,186
Capital One Financial Corp.	2,529	507,368
Cincinnati Financial Corp.	2,870	531,352
Corpay, Inc. (b)	1,510	503,238
Customers Bancorp, Inc. (b)	7,039	556,785
Dave, Inc. (b)	2,184	813,737
Everest Group Ltd.	1,421	507,624
Fidelity National Information Services, Inc.	9,220	358,474
First American Financial Corp.	7,023	481,708
Gold.com, Inc.	9,056	376,820
Goldman Sachs Group, Inc.	578	584,572
Hartford Insurance Group, Inc.	3,409	451,761
Heritage Insurance Holdings, Inc. (b)	17,661	460,599
Houlihan Lokey, Inc.	3,142	421,436
Jack Henry & Associates, Inc.	2,763	380,576
Kemper Corp.	14,938	402,728
M&T Bank Corp. (a)	2,256	536,951
MarketAxess Holdings, Inc.	2,559	290,421
Mastercard, Inc. - Class A	909	466,862
Moody's Corp.	1,006	455,637
Morgan Stanley	2,962	619,176
Pelagos Insurance Capital Ltd.	25,495	620,803
PennyMac Financial Services, Inc. (a)	5,507	479,660
PennyMac Mortgage Investment Trust (a)	39,926	450,365
PNC Financial Services Group, Inc.	2,303	567,045
Popular, Inc.	3,630	595,973
PROG Holdings, Inc.	14,273	665,264
Prudential Financial, Inc.	4,888	527,562
Reinsurance Group of America, Inc.	2,291	487,181
RenaissanceRe Holdings Ltd.	1,589	503,554
RLJ Lodging Trust (a)	60,551	717,529
S&P Global, Inc.	1,049	427,216
Selective Insurance Group, Inc.	5,928	575,075
SouthState Bank Corp. (a)	5,018	501,298
Texas Capital Bancshares, Inc.	5,166	533,441
Tradeweb Markets, Inc. - Class A	3,810	379,705
Travelers Cos., Inc.	1,550	511,686
Trupanion, Inc. (b)	17,300	428,521
Visa, Inc. - Class A	1,496	513,263
Voya Financial, Inc.	7,011	634,706
WEX, Inc. (b)	2,841	400,837
Wintrust Financial Corp. (a)	3,438	552,555

		27,083,109

Bits & Bytes - 53.0% (c)
Advanced Micro Devices, Inc. (b)	14,513	8,430,747
Amphenol Corp. - Class A	21,177	3,733,929
Analog Devices, Inc.	8,843	3,512,174
Apple, Inc.	10,847	3,138,688
Applied Materials, Inc.	8,600	6,217,800
Arrow Electronics, Inc. (b)	20,184	4,307,467
Canadian Solar, Inc. (a)(b)	174,540	2,796,131
Clarivate PLC (a)(b)	1,019,212	2,201,498
Coherent Corp. (b)	11,847	4,673,286
Fabrinet (b)	5,706	3,207,228
First Solar, Inc. (b)	14,759	3,482,534
International Business Machines Corp.	10,789	3,033,975
Keysight Technologies, Inc. (b)	10,251	3,588,568
KLA Corp.	20,768	6,265,913
Lam Research Corp.	14,010	6,070,953
Lumentum Holdings, Inc. (b)	4,790	4,110,107
MACOM Technology Solutions Holdings, Inc. (b)	13,458	5,119,019
Micron Technology, Inc.	7,542	8,705,655
Microsoft Corp.	6,829	2,547,354
Motorola Solutions, Inc.	6,061	2,517,073
NCR Voyix Corp. (a)(b)	355,750	2,906,478
NVIDIA Corp.	15,705	3,142,413
Penguin Solutions, Inc. (a)(b)	152,938	11,624,817
PTC, Inc. (b)	17,163	1,949,888
Qorvo, Inc. (b)	35,969	3,354,829
Sandisk Corp. (b)	5,296	12,041,674
Seagate Technology Holdings PLC	7,916	7,638,940
TE Connectivity PLC	13,566	2,735,041
Teradyne, Inc.	10,228	4,948,716
TTM Technologies, Inc. (b)	31,767	5,941,064
Western Digital Corp.	11,387	7,273,105
		151,217,064

Building Blocks - 1.3%
Ball Corp.	3,117	194,501
Carpenter Technology Corp. (a)	484	298,550
Celanese Corp.	4,120	189,520
CF Industries Holdings, Inc.	1,755	189,996
Commercial Metals Co. (a)	3,117	195,592
Critical Metals Corp. (a)(b)	23,088	236,652
Dakota Gold Corp. (b)	33,307	141,888
Ecolab, Inc.	719	200,321
Martin Marietta Materials, Inc.	333	192,041
Nucor Corp.	1,204	268,191
PPG Industries, Inc.	1,904	230,936
Reliance, Inc.	670	250,312
Sherwin-Williams Co.	616	212,101
Sonoco Products Co. (a)	3,809	214,637
Steel Dynamics, Inc.	1,119	256,766
Tronox Holdings PLC	31,066	195,716
Warrior Met Coal, Inc.	2,626	213,126
		3,680,846

Communication & Media Services - 2.5%
AppLovin Corp. - Class A (b)	932	480,194
Liberty Latin America Ltd. - Class C (b)	64,715	504,130

Liberty Media Corp.-Liberty Formula One - Class C (b)	6,211	590,915
Netflix, Inc. (b)	4,839	345,505
Reddit, Inc. - Class A (b)	3,733	647,974
RingCentral, Inc. - Class A	12,382	482,650
Roku, Inc. (b)	5,174	714,736
Sinclair, Inc.	33,353	475,280
Sirius XM Holdings, Inc. (a)	23,385	690,793
Spotify Technology SA (b)	921	422,859
Take-Two Interactive Software, Inc. (b)	2,460	614,951
USA TODAY Co., Inc. (b)	81,810	699,476
Zoom Communications, Inc. - Class A (b)	6,714	579,485
		7,248,948

Consumer Elastic - 8.6%
Adient PLC (b)	30,010	551,584
Advance Auto Parts, Inc. (a)	12,688	789,447
Amazon.com, Inc. (b)	2,995	713,828
AutoNation, Inc. (b)	3,313	615,522
Boot Barn Holdings, Inc. (b)	3,585	588,908
BorgWarner, Inc.	12,328	818,579
Boyd Gaming Corp.	7,970	703,990
Brinker International, Inc. (b)	4,737	795,816
Burlington Stores, Inc. (b)	2,089	661,795
Carvana Co. (b)	10,050	661,491
Covista, Inc. (b)	6,258	780,122
Dauch Corp. (b)	114,651	621,408
Deckers Outdoor Corp. (b)	6,126	608,251
Domino's Pizza, Inc.	1,564	463,007
DoorDash, Inc. - Class A (b)	3,564	657,665
Duolingo, Inc. (a)(b)	6,266	720,715
Five Below, Inc. (b)	2,955	531,280
Freshpet, Inc. (b)	7,684	454,278
Garmin Ltd. (a)	2,623	623,067
Hasbro, Inc. (a)	6,758	558,143
Installed Building Products, Inc.	2,087	479,676
Kohl's Corp. (a)	42,236	748,422
Marriott International, Inc./MD - Class A	1,972	730,804
McDonald's Corp.	1,947	526,294
MGM Resorts International (b)	17,953	858,333
Newell Brands, Inc.	150,614	924,770
Planet Fitness, Inc. - Class A (b)	8,119	423,568
Ralph Lauren Corp.	1,887	757,461
RH (a)(b)	4,492	739,967
Tapestry, Inc.	4,430	648,463
Toll Brothers, Inc.	4,324	712,379
Upbound Group, Inc.	32,482	689,268
Vestis Corp. (b)	81,247	1,179,707
Whirlpool Corp. (a)	10,868	428,417
Wingstop, Inc. (a)	2,787	483,294
Winnebago Industries, Inc. (a)	17,597	549,730
Yum! Brands, Inc.	3,991	638,001
		24,437,450

Consumer Inelastic - 3.9%
Andersons, Inc. (a)	9,808	670,867
Casey's General Stores, Inc.	952	756,640
Costco Wholesale Corp.	634	593,088
CVS Health Corp.	8,123	840,324
Dole PLC	41,480	569,106

elf Beauty, Inc. (a)(b)	7,678	568,172
Grocery Outlet Holding Corp. (a)(b)	96,052	958,599
Ingredion, Inc.	5,512	522,042
J M Smucker Co.	5,692	640,350
Nomad Foods Ltd.	61,694	675,549
PepsiCo, Inc.	3,970	537,538
Performance Food Group Co. (b)	7,237	809,024
Philip Morris International, Inc.	3,724	673,709
SharkNinja, Inc. (a)(b)	5,697	867,482
Somnigroup International, Inc. (a)	7,912	620,301
US Foods Holding Corp. (b)	7,017	717,488
		11,020,279

Nuts & Bolts - 8.3%
AAR Corp. (b)	3,226	461,092
Advanced Energy Industries, Inc.	1,168	435,512
AGCO Corp.	2,826	338,272
Astronics Corp. (b)	4,607	374,365
Astronics Corp. - Class B (b)	922	70,042
Automatic Data Processing, Inc.	1,547	346,451
Avis Budget Group, Inc. (a)(b)	3,590	530,710
Blackbaud, Inc. (b)	7,269	215,308
Boeing Co. (b)	1,515	327,952
BrightView Holdings, Inc. (b)	27,520	389,958
Comfort Systems USA, Inc.	264	523,235
Construction Partners, Inc. - Class A (a)(b)	2,964	352,034
Crane Co.	1,832	408,664
Cummins, Inc.	649	462,873
Dycom Industries, Inc. (b)	980	495,478
Eaton Corp. PLC	1,007	429,103
EMCOR Group, Inc.	496	411,620
Eve Holding, Inc. (b)	119,882	300,904
Everforth, Inc. (b)	8,162	145,855
FedEx Corp.	966	302,483
Fedex Freight Holding Co., Inc. (b)	483	72,933
Ferguson Enterprises, Inc.	1,520	360,742
Frontier Group Holdings, Inc. (b)	96,701	764,905
FTAI Aviation Ltd. (a)	1,337	361,699
GE Vernova, Inc.	444	521,638
General Electric Co.	1,083	404,749
HEICO Corp.	1,153	410,687
Herc Holdings, Inc. (a)	2,914	417,693
Hertz Global Holdings, Inc. (a)(b)	84,965	192,446
Hexcel Corp.	3,952	395,437
Hubbell, Inc.	742	388,214
HubSpot, Inc. (b)	1,180	215,362
Huntington Ingalls Industries, Inc.	816	228,390
Insight Enterprises, Inc. (b)	4,119	501,694
Intuit, Inc.	728	190,008
Jacobs Solutions, Inc.	2,559	322,434
JB Hunt Transport Services, Inc.	1,640	474,665
Johnson Controls International PLC	2,644	386,315
Kirby Corp. (b)	2,743	372,966
LCI Industries	2,699	285,770
Leidos Holdings, Inc.	1,968	202,645
Lockheed Martin Corp.	521	265,429
ManpowerGroup, Inc.	12,029	406,219
MasTec, Inc. (b)	1,210	503,433
Millerknoll, Inc. (a)	17,760	363,370

NANO Nuclear Energy, Inc. (a)(b)	14,871	314,373
Nordson Corp.	1,283	387,068
Northrop Grumman Corp.	463	235,810
Nova Ltd. (a)(b)	851	462,042
Paylocity Holding Corp. (b)	2,915	304,705
Phinia, Inc.	5,208	428,983
Quanex Building Products Corp.	20,176	375,677
Quanta Services, Inc.	648	466,586
Regal Rexnord Corp. (a)	1,877	447,083
Rockwell Automation, Inc.	947	468,841
SPX Technologies, Inc. (a)(b)	1,711	419,486
Stagwell, Inc. (b)	66,805	496,361
TD SYNNEX Corp.	2,239	598,574
TriNet Group, Inc.	8,974	444,123
Tutor Perini Corp.	4,807	398,837
Vertiv Holdings Co. - Class A	1,390	465,400
Waste Management, Inc.	1,423	317,158
Woodward, Inc.	931	396,085
		23,758,946

Oil, Gas & Others - 1.1%
CNX Resources Corp. (a)(b)	4,355	147,765
DT Midstream, Inc. (a)	1,277	187,387
EQT Corp. (a)	2,917	155,097
Expand Energy Corp.	1,691	154,202
HF Sinclair Corp.	3,214	223,855
IDACORP, Inc. (a)	1,267	191,697
Marathon Petroleum Corp.	817	208,882
Nabors Industries Ltd. (b)	2,295	192,803
NextDecade Corp. (a)(b)	32,155	242,449
Ovintiv, Inc.	3,466	182,485
Par Pacific Holdings, Inc. (b)	3,698	207,384
Phillips 66	1,089	184,095
Primoris Services Corp.	1,357	134,506
Sable Offshore Corp. (b)	12,575	38,731
Targa Resources Corp.	762	204,323
Valaris Ltd. (a)(b)	2,065	149,919
Valero Energy Corp.	804	209,394
World Kinect Corp.	7,400	243,756
		3,258,730

Pharma & Healthcare - 9.3%
Alnylam Pharmaceuticals, Inc. (b)	1,377	414,518
Amgen, Inc.	1,195	432,733
Amylyx Pharmaceuticals, Inc. (a)(b)	31,890	572,744
ArriVent Biopharma, Inc. (a)(b)	18,851	654,884
Axsome Therapeutics, Inc. (b)	2,721	666,019
Becton Dickinson & Co. (a)	2,643	399,965
Bicara Therapeutics, Inc. (b)	23,913	709,977
Biohaven Ltd. (a)(b)	44,524	662,517
Cardinal Health, Inc.	2,028	481,772
Cigna Group	1,626	448,256
Compass Therapeutics, Inc. (b)	80,160	175,550
Corvus Pharmaceuticals, Inc. (a)(b)	27,963	417,767
Cullinan Therapeutics, Inc. (b)	28,061	510,991
Elevance Health, Inc.	1,525	589,763
Eli Lilly & Co.	446	534,946
Enliven Therapeutics, Inc. (a)(b)	15,003	761,402
Gilead Sciences, Inc.	3,069	387,738

Globus Medical, Inc. - Class A (b)	5,068	400,423
HCA Healthcare, Inc.	829	323,219
IDEXX Laboratories, Inc. (b)	726	382,196
Incyte Corp. (b)	4,604	521,909
Indivior Pharmaceuticals, Inc. (b)	13,687	561,578
Integer Holdings Corp. (b)	5,256	491,173
Intuitive Surgical, Inc. (b)	901	358,310
IQVIA Holdings, Inc. (b)	2,531	489,040
Kodiak Sciences, Inc. (b)	17,767	692,202
Krystal Biotech, Inc. (a)(b)	1,705	633,697
Labcorp Holdings, Inc.	1,638	458,640
Lantheus Holdings, Inc. (b)	6,087	675,292
Maximus, Inc.	5,662	304,389
MBX Biosciences, Inc. (a)(b)	14,458	798,082
McKesson Corp.	480	362,688
MoonLake Immunotherapeutics (b)	24,335	473,803
Neurocrine Biosciences, Inc. (b)	3,447	580,940
Olema Pharmaceuticals, Inc. (a)(b)	20,496	256,405
Omeros Corp. (a)(b)	38,274	363,986
ORIC Pharmaceuticals, Inc. (b)	32,216	348,899
Oruka Therapeutics, Inc. (a)(b)	13,396	1,274,897
Penumbra, Inc. (a)(b)	1,304	411,738
Rapport Therapeutics, Inc. (b)	14,606	608,632
Repligen Corp. (b)	3,681	502,236
ResMed, Inc. (a)	1,747	340,455
Sana Biotechnology, Inc. (b)	140,217	489,357
Savara, Inc. (b)	83,811	516,276
Solventum Corp. (a)(b)	6,363	490,906
STERIS PLC	1,916	403,452
Stryker Corp.	1,212	381,586
Tenet Healthcare Corp. (b)	1,864	348,717
Thermo Fisher Scientific, Inc.	880	441,197
TransMedics Group, Inc. (a)(b)	3,408	226,359
Trevi Therapeutics, Inc. (a)(b)	31,780	592,697
United Therapeutics Corp. (b)	924	500,651
Universal Health Services, Inc. - Class B	2,293	340,946
Vertex Pharmaceuticals, Inc. (b)	967	480,338
		26,648,853

Real Estate - 1.0%
AGNT, Inc.	18,020	97,488
ARMOUR Residential REIT, Inc. (a)	6,604	115,240
BXP, Inc. (a)	2,209	146,479
Camden Property Trust	1,098	125,710
Chimera Investment Corp.	8,612	114,884
Crown Castle, Inc. (a)	1,293	97,919
EastGroup Properties, Inc. (a)	622	125,974
EPR Properties	2,035	118,050
Equinix, Inc.	119	124,044
Federal Realty Investment Trust	1,055	130,229
Jones Lang LaSalle, Inc. (b)	391	121,190
Lamar Advertising Co. - Class A	860	134,143
Millrose Properties, Inc.	3,929	118,067
PACS Group, Inc. (a)(b)	3,412	145,488
Pebblebrook Hotel Trust	8,827	171,332
Phillips Edison & Co., Inc.	3,021	125,734
Regency Centers Corp.	1,487	118,573
SBA Communications Corp.	595	104,994
Sun Communities, Inc.	834	100,005

Uniti Group, Inc. (b)	14,226		163,172
WP Carey, Inc. (a)	1,611		115,187
Xenia Hotels & Resorts, Inc.	7,750		157,790
			2,771,692

Water & Power - 0.7%
Ameren Corp.	1,938		219,072
Atmos Energy Corp.	1,168		201,211
Cheniere Energy, Inc.	843		201,485
DTE Energy Co.	1,440		219,413
Edison International	3,012		224,243
Eversource Energy	2,904		209,872
National Fuel Gas Co. (a)	2,326		179,591
Pinnacle West Capital Corp.	2,110		225,770
Spire, Inc. (a)	2,343		182,965
Veralto Corp.	2,291		203,166
			2,066,788
TOTAL COMMON STOCKS (Cost $194,075,957)			283,192,705

PREFERRED STOCKS - 0.0% (d)	Shares		Value
Communication & Media Services - 0.0% (d)
Liberty Latin America Ltd., Series A, 9.00%, Perpetual (b)	6,472		140,378
TOTAL PREFERRED STOCKS (Cost $163,152)			140,378

RIGHTS - 0.0% (d)	Shares		Value
Cash & Other - 0.0% (d)
Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00 (b)(e)	43,819		23,224

Pharma & Healthcare - 0.0% (d)
Roche Holding AG, Expires 10/28/2026, Exercise Price $1.00 (b)(e)	47,871		16,276
TOTAL RIGHTS (Cost $0)			39,500

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 14.6%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (f)	41,589,556		41,589,556
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $41,589,556)			41,589,556

MONEY MARKET FUNDS - 0.7%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (f)	1,999,342		1,999,342
TOTAL MONEY MARKET FUNDS (Cost $1,999,342)			1,999,342

TOTAL INVESTMENTS - 114.5% (Cost $237,828,007)			326,961,481
Liabilities in Excess of Other Assets - (14.5)%		(0.14549)	(41,527,172)
TOTAL NET ASSETS - 100.0%			$ 285,434,309

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $42,152,809.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $39,500 or 0.0% of net assets as of June 30, 2026.

(f)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Optimize Strategy Index ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 283,192,705	$ –	$ –	$ 283,192,705
Preferred Stocks	140,378	–	–	140,378
Rights	–	–	39,500(b)	39,500
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	41,589,556
Money Market Funds	1,999,342	–	–	1,999,342
Total Investments	$ 285,332,425	$ –	$ 39,500	$ 326,961,481

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

(b)	The Advisor values the contingent right position using an imputed value based on final market price of the original stock holding less the cash received for the company’s acquisition.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of March 31, 2026	$ 39,500
Ending balance as of June 30, 2026	$ 39,500
$0
Change in unrealized appreciation/depreciation still held as of June 30, 2026	$ -
0

Description	Fair Value as of June 30, 2026	Valuation Technique
Rights	$ 39,500	Acquisition Value
$ 39,500